Description of Business (Details)	3 Months Ended
	Mar. 31, 2020 terminal location	Dec. 31, 2019 terminal location	Mar. 31, 2019 terminal location	Dec. 31, 2018 terminal location
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of video gaming terminals | terminal	11,164	10,499	7,935	7,649
Number of video gaming locations | location	2,353	2,312	1,740	1,686
COVID response, number of days video gaming terminals inoperable	15
COVID response, number of days in quarter	91
COVID response, percent of days inoperable during quarter	16.00%
COVID response, percentage of employees furloughed	90.00%